Investments (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Investments [Abstract]
Summary of debt and equity securities
The following tables summarize debt and equity securities at December 31, 2024 and 2023.

	(dollars in thousands)
	Gross Unrealized
2024	Cost	Gains	Losses	Fair Value
Equity	$259,554	$231,815	$(6,385)	$484,984
Debt	864,575	3,209	(17,336)	850,448
Other	155,802	224	(96)	155,930
Total	$1,279,931	$235,248	$(23,817)	$1,491,362

	(dollars in thousands)
	Gross Unrealized
2023	Cost	Gains	Losses	Fair Value
Equity	$344,669	$246,795	$(5,549)	$585,915
Debt	908,316	3,938	(25,181)	887,073
Other	2,889	61	(36)	2,914
Total	$1,255,874	$250,794	$(30,766)	$1,475,902

Schedule of contractual maturities of debt securities
The contractual maturities of debt securities, which are included in the estimated fair value table above, at December 31, 2024 and 2023 are as follows:

	(dollars in thousands)
	2024		2023
	Cost	Fair Value	Cost	Fair Value
Due within one year	$489,744	$488,062	$486,602	$477,726
Due after one year through five years	188,519	185,714	267,690	260,193
Due after five years through ten years	63,526	62,123	47,804	47,416
Due after ten years	122,785	114,549	106,220	101,738
Total	$864,574	$850,448	$908,316	$887,073

Summary of realized gains and losses and proceeds from sales of securities
The following table summarizes the realized gains and losses and proceeds from sales of securities for the years ended December 31, 2024, 2023 and 2022:

	(dollars in thousands)
	2024	2023	2022
Gross realized gains	$101,549	$15,518	$10,029
Gross realized losses	(11,193)	(8,564)	(31,979)
Proceeds from sales	1,484,525	720,186	301,128

Schedule of investments in associated companies
Investments in associated companies were as follows at December 31, 2024 and 2023:

	(dollars in thousands)
	2024	2023
National Rural Utilities Cooperative Finance Corporation (CFC)	$23,983	$24,068
CT Parts, LLC	6,561	6,568
Georgia Transmission Corporation	44,936	40,806
Georgia System Operations Corporation	7,250	6,500
Other	3,990	4,191
Total	$86,720	$82,133